Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Line Items]
Unrecognized loss carryforward			$ 233,000,000	$ 207,000,000
Deferred tax assets recognized on tax losses			$ 0	$ 0
Taxable income	$ (25,971,668)	$ (12,418,507)
Provision for income tax	$ 0	0
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	17.00%
Provision for income tax	$ 0	0
Singapore | ASLAN Pharmaceuticals Pte Ltd Singapore
Major Components Of Tax Expense Income [Line Items]
Taxable income	0	0
Singapore | Jaguahr Therapeutics Pte. Ltd
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 0	0
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	20.00%
Decrease in unappropriated earnings due to the effect of corporate surtax rate	5.00%
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	30.00%
Taxable income	$ 0	0
Provision for income tax	$ 0	0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	16.50%
Taxable income	$ 0	0
Provision for income tax	0	0
Withholding taxes	$ 0	0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	25.00%
Taxable income	$ 0	0
Provision for income tax	0	0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income		0
Provision for income tax	$ 70,000	$ 0
Federal income tax rate	21.00%
State income tax rate	8.70%